RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	$ 4,723,733	$ 5,299,204
Asset Management and Reporting Fee	1,374,985	1,229,739
Fund Management Fee net of Asset Management and Reporting Fee	3,348,748	4,069,465
Series Twenty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	66,576	88,653
Asset Management and Reporting Fee	123,117	11,304
Fund Management Fee net of Asset Management and Reporting Fee	(56,541)	77,349
Series Twenty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	57,300	58,930
Asset Management and Reporting Fee	37,051	3,676
Fund Management Fee net of Asset Management and Reporting Fee	20,249	55,254
Series Twenty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	59,835	64,070
Asset Management and Reporting Fee	27,311	5,000
Fund Management Fee net of Asset Management and Reporting Fee	32,524	59,070
Series Twenty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	83,109	90,719
Asset Management and Reporting Fee	115,250	6,500
Fund Management Fee net of Asset Management and Reporting Fee	(32,141)	84,219
Series Twenty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	64,002	91,732
Asset Management and Reporting Fee	83,730	111,298
Fund Management Fee net of Asset Management and Reporting Fee	(19,728)	(19,566)
Series Twenty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	27,661	47,508
Asset Management and Reporting Fee	8,260	9,612
Fund Management Fee net of Asset Management and Reporting Fee	19,401	37,896
Series Twenty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	152,491	208,009
Asset Management and Reporting Fee	111,234	187,315
Fund Management Fee net of Asset Management and Reporting Fee	41,257	20,694
Series Twenty Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	163,014	204,780
Asset Management and Reporting Fee	22,076	78,159
Fund Management Fee net of Asset Management and Reporting Fee	140,938	126,621
Series Twenty Eight [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	173,354	277,316
Asset Management and Reporting Fee	93,978	120,474
Fund Management Fee net of Asset Management and Reporting Fee	79,376	156,842
Series Twenty Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	230,779	307,485
Asset Management and Reporting Fee	47,727	59,597
Fund Management Fee net of Asset Management and Reporting Fee	183,052	247,888
Series Thirty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	143,019	155,148
Asset Management and Reporting Fee	81,311	19,861
Fund Management Fee net of Asset Management and Reporting Fee	61,708	135,287
Series Thirty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	294,288	329,204
Asset Management and Reporting Fee	66,713	62,574
Fund Management Fee net of Asset Management and Reporting Fee	227,575	266,630
Series Thirty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	256,588	271,860
Asset Management and Reporting Fee	23,342	61,166
Fund Management Fee net of Asset Management and Reporting Fee	233,246	210,694
Series Thirty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	118,662	123,408
Asset Management and Reporting Fee	59,633	16,389
Fund Management Fee net of Asset Management and Reporting Fee	59,029	107,019
Series Thirty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	226,928	256,596
Asset Management and Reporting Fee	100,863	17,321
Fund Management Fee net of Asset Management and Reporting Fee	126,065	239,275
Series Thirty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	198,216	202,082
Asset Management and Reporting Fee	24,985	52,603
Fund Management Fee net of Asset Management and Reporting Fee	173,231	149,479
Series Thirty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	132,480	132,480
Asset Management and Reporting Fee	14,079	19,023
Fund Management Fee net of Asset Management and Reporting Fee	118,401	113,457
Series Thirty Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	196,940	204,864
Asset Management and Reporting Fee	43,500	20,389
Fund Management Fee net of Asset Management and Reporting Fee	153,440	184,475
Series Thirty Eight [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	164,400	164,400
Asset Management and Reporting Fee	19,315	22,599
Fund Management Fee net of Asset Management and Reporting Fee	145,085	141,801
Series Thirty Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	134,085	136,800
Asset Management and Reporting Fee	9,022	17,748
Fund Management Fee net of Asset Management and Reporting Fee	125,063	119,052
Series Forty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	200,016	200,016
Asset Management and Reporting Fee	14,607	21,590
Fund Management Fee net of Asset Management and Reporting Fee	185,409	178,426
Series Forty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	237,564	237,732
Asset Management and Reporting Fee	18,131	38,056
Fund Management Fee net of Asset Management and Reporting Fee	219,433	199,676
Series Forty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	248,290	248,700
Asset Management and Reporting Fee	84,524	63,265
Fund Management Fee net of Asset Management and Reporting Fee	163,766	185,435
Series Forty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	306,780	306,780
Asset Management and Reporting Fee	38,745	60,352
Fund Management Fee net of Asset Management and Reporting Fee	268,035	246,428
Series Forty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	254,628	277,353
Asset Management and Reporting Fee	48,108	52,403
Fund Management Fee net of Asset Management and Reporting Fee	206,520	224,950
Series Forty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	283,200	363,051
Asset Management and Reporting Fee	35,650	54,934
Fund Management Fee net of Asset Management and Reporting Fee	247,550	308,117
Series Forty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	249,528	249,528
Asset Management and Reporting Fee	22,723	36,531
Fund Management Fee net of Asset Management and Reporting Fee	$ 226,805	$ 212,997